UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	R. Robert Woodburn Jr
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 97-00001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		May 15, 2012
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
 reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	49,331
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101     1081    12750 SH       Sole                    12750
ABBOTT LABS                    Common Stock     002824100     1620    26401 SH       Sole                    26401
AIR PRODUCTS & CHEM            Common Stock     009158106      428     5380 SH       Sole                     5380
AMGEN INC                      Common Stock     031162100      319     4664 SH       Sole                     4664
ANADARKO PETE                  Common Stock     032511107      425     6648 SH       Sole                     6648
APPLIED MATERIAL               Common Stock     038222105      354    33200 SH       Sole                    33200
AUTOMATIC DATA PROCESSING      Common Stock     053015103     1184    22400 SH       Sole                    22400
BANK OF AMERICA                Common Stock     060505104      102    14202 SH       Sole                    14202
BERKSHIRE HATHAWAY INC CL B    Common Stock     084670702      323     4050 SH       Sole                     4050
BP PLC SPON ADR                Common Stock     055622104      786    20724 SH       Sole                    20724
BRISTOL MYERS SQUIBB           Common Stock     110122108      276     8499 SH       Sole                     8499
CHEVRON CORP NEW               Common Stock     166764100      424     4280 SH       Sole                     4280
CISCO SYS INC                  Common Stock     17275r102      344    20600 SH       Sole                    20600
COLGATE-PALMOLIVE              Common Stock     194162103      300     3050 SH       Sole                     3050
CORNING INC                    Common Stock     219350105      206    16100 SH       Sole                    16100
DOVER CORP                     Common Stock     260003108      370     6400 SH       Sole                     6400
EMERSON ELECTRIC               Common Stock     291011104     1308    27328 SH       Sole                    27328
EXXON MOBIL                    Common Stock     30231g102     5033    61344 SH       Sole                    61344
FIDELITY NATL INFO SVCS        Common Stock     31620m106      240     7320 SH       Sole                     7320
FISERV                         Common Stock     337738108      413     6190 SH       Sole                     6190
GENERAL ELECTRIC               Common Stock     369604103     1550    80792 SH       Sole                    80792
GENERAL MILLS                  Common Stock     370334104      533    13800 SH       Sole                    13800
HOME DEPOT                     Common Stock     437076102      636    13050 SH       Sole                    13050
INTEL CORP                     Common Stock     458140100     1424    55957 SH       Sole                    55957
INTL BUSINESS MACH             Common Stock     459200101      333     1700 SH       Sole                     1700
JOHNSON & JOHNSON              Common Stock     478160104     3666    57941 SH       Sole                    57941
KIMBERLY CLARK                 Common Stock     494368103      400     5100 SH       Sole                     5100
MCGRAW HILL                    Common Stock     580645109      215     4800 SH       Sole                     4800
MEDTRONIC                      Common Stock     585055106      906    24636 SH       Sole                    24636
MERCK                          Common Stock     58933y105      276     7400 SH       Sole                     7400
MICROSOFT CORP                 Common Stock     594918104     1214    41710 SH       Sole                    41710
NORFOLK SOUTHERN               Common Stock     655844108      227     3333 SH       Sole                     3333
PEPSICO                        Common Stock     713448108     1528    22467 SH       Sole                    22467
PFIZER                         Common Stock     717081103      467    21139 SH       Sole                    21139
PNC FINCL SERVICES GROUP       Common Stock     693475105      265     4280 SH       Sole                     4280
PROCTER & GAMBLE               Common Stock     742718109     2450    39266 SH       Sole                    39266
QUALCOMM                       Common Stock     747525103      793    13640 SH       Sole                    13640
ROYAL DUTCH SHELL PLC   SPONS  Common Stock     780259206      213     3400 SH       Sole                     3400
SCHLUMBERGER                   Common Stock     806857108      652     9712 SH       Sole                     9712
SIGMA ALDRICH CORP             Common Stock     826552101      368     5200 SH       Sole                     5200
STATE STREET                   Common Stock     857477103      811    19365 SH       Sole                    19365
STRYKER CORP                   Common Stock     863667101      589    11485 SH       Sole                    11485
SYSCO                          Common Stock     871829107      654    23755 SH       Sole                    23755
TARGET CORP                    Common Stock     87612e106      388     6835 SH       Sole                     6835
TEVA PHARMACEUTICAL            Common Stock     881624209      211     5475 SH       Sole                     5475
UNITED TECHNOLOGIES            Common Stock     913017109      304     4100 SH       Sole                     4100
US BANCORP                     Common Stock     902973304      329    10590 SH       Sole                    10590
WAL-MART STORES                Common Stock     931142103     1230    19053 SH       Sole                    19053
WALGREEN                       Common Stock     931422109      418    13367 SH       Sole                    13367
XILINX                         Common Stock     983919101      655    20425 SH       Sole                    20425
EUROPACIFIC GROWTH FUND CLASS  Equity Mutual Fu 29875e100     4364   122748 SH       Sole                   122748
ISHARES S&P INDEX FD           Equity Mutual Fu 464287200      903     6800 SH       Sole                     6800
POWERSHARES DB COMMODITY IND   Equity Mutual Fu 73935S105      232     8958 SH       Sole                     8958
S P D R TRUST SER 1            Equity Mutual Fu 78462f103      833     6300 SH       Sole                     6300
VANGUARD EMERGING MKTS ETF     Equity Mutual Fu 922042858      382    10073 SH       Sole                    10073
VANGUARD REIT ETF              Equity Mutual Fu 922908553      490     7827 SH       Sole                     7827
VANGUARD TOTAL STOCK MARKET ET Equity Mutual Fu 922908769     1577    23266 SH       Sole                    23266
VANGUARD TOTAL STOCK MARKET IN Equity Mutual Fu 922908488      305     9586 SH       Sole                     9586
WELLS FARGO ADVANTAGE ENTERPRI Equity Mutual Fu 949915375      350     9709 SH       Sole                     9709
WELLS FARGO ADVANTAGE INTERNAT Equity Mutual Fu 949915177      294    33109 SH       Sole                    33109
WELLS FARGO ADVANTAGE OPPORTUN Equity Mutual Fu 949915458      357     9733 SH       Sole                     9733